Investment in Available for Sale Securities	12 Months Ended
Dec. 31, 2014
Investments In Available For Sale Securities [Abstract]
INVESTMENT IN AVAILABLE FOR SALE SECURITIES
NOTE 20:    INVESTMENT IN AVAILABLE FOR SALE SECURITIES

As part of the consideration received from the sale of all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream in November 2014, the Company received 1,242,692 common units of Navios Midstream. As of December 31, 2014 and 2013, the carrying amount of the investment in available-for-sale common units was $15,099 and $0.0, respectively. As of December 31, 2014 the unrealized holding loss on the investment amounted to $3,542 and is included in “Other comprehensive loss”.